NET REVENUES (Tables)	9 Months Ended
Dec. 31, 2017
NET REVENUES
Schedule of net revenues

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Testing services	384,799,721	430,056,696	453,225,035
Online education services	4,896,879	7,462,036	6,552,599
Other revenue	27,443,369	34,866,984	30,281,465

Net revenues	417,139,969	472,385,716	490,059,099